Stock-Based Compensation - Schedule of RSU Activity (Detail) - 2018 Equity Incentive Plan [Member] - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Time-based RSU [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share equivalent, Beginning Balance	237,222
Share equivalent, Granted	756,825	140,000	238,082
Share equivalent, Issued on vesting	(35,000)		0
Share equivalent, Forfeited	(30,891)		(860)
Share equivalent, Ending Balance	928,156		237,222
Weighted-average grant date fair value, Beginning Balance	$ 49.86
Weighted-average grant date fair value, Granted	55.27		$ 50.08
Weighted-average grant date fair value, Issued on Vesting	7.76
Weighted-average grant date fair value, Forfeited	61.47		110
Weighted-average grant date fair value, Ending Balance	$ 55.47		$ 49.86
Performance-based RSUs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share equivalent, Beginning Balance	1,050,000
Share equivalent, Granted		1,050,000	1,050,000
Share equivalent, Issued on vesting	(478,125)		0
Share equivalent, Ending Balance	571,875		1,050,000
Weighted-average grant date fair value, Beginning Balance	$ 7.76
Weighted-average grant date fair value, Granted			$ 7.76
Weighted-average grant date fair value, Issued on Vesting	7.76
Weighted-average grant date fair value, Ending Balance	$ 7.76		$ 7.76